Variable Interest Entity	12 Months Ended
Oct. 31, 2025
Variable Interest Entity [Line Items]
VARIABLE INTEREST ENTITY

Note 3 — Variable interest entity

On July 28, 2025, August 11,2025 and January 22, 2025, Park Ha Jiangsu entered into the Contractual Arrangements with Xinyuexuan, Aimeihui and Xuanyayue. The significant terms of these Contractual Arrangements are summarized in “Note 1 – Nature of business and organization” above. As a result, the Company classifies Xinyuexuan , Aimeihui and Xuanyayue as a VIE which should be consolidated based on the structure as described in Note 1.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. Park Ha Jiangsu is deemed to have a controlling financial interest and be the primary beneficiary of Xinyuexuan, Aimeihui and Xuanyayue, because it has both of the following characteristics:

(1)	The power to direct activities at Xinyuexuan, Aimeihui and Xuanyayue, that most significantly impact such entity’s economic performance, and

(2)	The right to receive benefits from Xinyuexuan, Aimeihui and Xuanyayue that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, Park Ha Jiangsu, as the actual capital contributor, is responsible for their operational management and is entitled to all profits generated from these entities as well as bears all losses incurred thereby. The Contractual Arrangements are designed so that Xinyuexuan, Aimeihui and Xuanyayue operates for the benefit of Park Ha Jiangsu and ultimately, the Company.

Under the Contractual Arrangements, the Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there is no asset in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves, if any. As the VIEs are incorporated as Individually-Owned Business under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs.

Accordingly, the accounts of Xinyuexuan ,Aimeihui and Xuanyayue are consolidated in the accompanying consolidated financial statements. In addition, its financial positions and results of operations are included in the Company’s consolidated financial statements.

The carrying amount of the VIEs’ consolidated assets and liabilities are as follows:

	October 31, 2025	October 31, 2024
ASSETS
Current assets
Cash and cash equivalents	97,472	-
Accounts receivables, net	2,006	-
Amounts due from Group companies	2,062	-
Inventories, net	3,611	-
Other receivables and other current assets	570	-
Total current assets	105,721	-
Non-current Assets
Property and equipment, net	99,675	-
Operating lease right of use asset, net	34,508	-
Other non-current assets	1,405	-
Total non-current assets	135,588	-
TOTAL ASSETS	241,309	-

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Amounts due to Group companies	76,226	-
Operating lease liabilities – current	22,526	-
Accruals and other payables	36,255	-
Total current liabilities	135,007	-
Non-current liabilities
Operating lease liabilities – non-current	12,901	-
Total non-current assets	12,901	-
TOTAL LIABILITIES	147,908	-

The summarized operating results of the VIEs are as follows:

	Year Ended October 31, 2025	Year Ended October 31, 2024
Revenues, net	130,791	-
Cost of revenues	3,797	-
Gross profit	126,994	-

Operating expenses
Selling and marketing expenses	36,872	-
General and administrative expenses	1,146	-
Total operating expenses	38,018	-
Operating income	88,976	-

Other income (expense):
Other income (expense)	3,149	-
Interest income	2	-

Total other income (expenses)	3,151	-

Net income	92,127	-